Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.74969%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,383,378.10

Principal:
Principal Collections	$37,181,981.48
Prepayments in Full	$16,844,389.23
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$54,026,370.71
Collections	$60,409,748.81

Purchase Amounts:
Purchase Amounts Related to Principal	$242,275.89
Purchase Amounts Related to Interest	$982.18
Sub Total	$243,258.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$60,653,006.88

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$60,653,006.88
Servicing Fee	$1,390,315.79	$1,390,315.79	$0.00	$0.00	$59,262,691.09
Interest - Class A-1 Notes	$812,358.75	$812,358.75	$0.00	$0.00	$58,450,332.34
Interest - Class A-2a Notes	$809,566.67	$809,566.67	$0.00	$0.00	$57,640,765.67
Interest - Class A-2b Notes	$692,663.13	$692,663.13	$0.00	$0.00	$56,948,102.54
Interest - Class A-3 Notes	$1,269,733.33	$1,269,733.33	$0.00	$0.00	$55,678,369.21
Interest - Class A-4 Notes	$239,560.00	$239,560.00	$0.00	$0.00	$55,438,809.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,438,809.21
Interest - Class B Notes	$128,688.50	$128,688.50	$0.00	$0.00	$55,310,120.71
Second Priority Principal Payment	$19,362,903.76	$19,362,903.76	$0.00	$0.00	$35,947,216.95
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,947,216.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,947,216.95
Regular Principal Payment	$295,637,096.24	$35,947,216.95	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$60,653,006.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$19,362,903.76
Regular Principal Payment					$35,947,216.95
Total					$55,310,120.71

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$55,310,120.71	$175.59	$812,358.75	$2.58	$56,122,479.46	$178.17
Class A-2a Notes	$0.00	$0.00	$809,566.67	$2.48	$809,566.67	$2.48
Class A-2b Notes	$0.00	$0.00	$692,663.13	$2.77	$692,663.13	$2.77
Class A-3 Notes	$0.00	$0.00	$1,269,733.33	$2.47	$1,269,733.33	$2.47
Class A-4 Notes	$0.00	$0.00	$239,560.00	$2.51	$239,560.00	$2.51
Class B Notes	$0.00	$0.00	$128,688.50	$2.72	$128,688.50	$2.72
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$55,310,120.71	$35.03	$3,952,570.38	$2.50	$59,262,691.09	$37.53

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$315,000,000.00	1.0000000	$259,689,879.29	0.8244123
Class A-2a Notes	$326,000,000.00	1.0000000	$326,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,523,629,879.29	0.9649701

Pool Information
Weighted Average APR	4.804%	4.814%
Weighted Average Remaining Term	54.34	53.60
Number of Receivables Outstanding	45,722	44,993
Pool Balance	$1,668,378,947.84	$1,614,109,892.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,948,290.00	$1,528,007,096.24
Pool Factor	1.0000000	0.9674720

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$86,102,795.89
Targeted Overcollateralization Amount	$117,681,761.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,480,012.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$409.11
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$409.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		55	$409.11
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$409.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7.44
Average Net Loss for Receivables that have experienced a Realized Loss			$7.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.39%	148	$6,220,126.04
61-90 Days Delinquent	0.01%	2	$112,861.77
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.39%	150	$6,332,987.81

Repossession Inventory:
Repossessed in the Current Collection Period		2	$96,160.54
Total Repossessed Inventory		2	$96,160.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0044%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0070%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$2,632,733.88
2 Months Extended	75	$3,668,950.81
3+ Months Extended	12	$627,489.53

Total Receivables Extended	139	$6,929,174.22
IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	91.9%
Class B Notes	47.4	2.9
Class C Notes	25.7	1.6
Residual Interest	59.9	3.7

Total	$1,633.0	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest according to the Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer